SHAREHOLDERS' EQUITY (Details)			12 Months Ended
	Jan. 24, 2020 shares	Jun. 26, 2019 shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 £ / shares shares
Class of Stock [Line Items]
Common stock and preferred stock, shares suthorized			1,420,866,545	399,162,318
Common shares , par value (in dollars per share) | £ / shares			£ 0.00001	£ 0.00001
Preferred Shares, par value (in dollars per share) | £ / shares			£ 0.00001	£ 0.00001
Number of votes, preferred shares			1
Preferred shares, issued (in shares)			0	0
Preferred shares, outstanding (in shares)			0	0
Common shares, issued (in shares)			1,207,736,563	193,541,219
Common shares, outstanding (in shares)			1,207,736,563	193,541,219
Maximum
Class of Stock [Line Items]
Common stock and preferred stock, shares suthorized			1,420,866,545	399,162,318
Percentage of voting rights, preferred shares			50.00%
Dividends distribution (as a percent)	50.00%
A Ordinary Shares
Class of Stock [Line Items]
Common shares , par value (in dollars per share) | £ / shares			£ 0.00001
Number of votes, common shares			1
Common shares, issued (in shares)			878,743,822	84,935,990
Common shares, outstanding (in shares)			878,743,822	84,935,990
A Ordinary Shares | Maximum
Class of Stock [Line Items]
Percentage of voting rights, common shares			49.99%
Ordinary Shares
Class of Stock [Line Items]
Common shares , par value (in dollars per share) | £ / shares			£ 0.00001
Number of votes, common shares			1
Common shares, issued (in shares)			124,478,745	101,335,922
Common shares, outstanding (in shares)			124,478,745	101,335,922
Liquidation or other return of capital, preference value | £			£ 100
Re-classification of shares	6,451,915	67,115,785
Re-classification of shares	83,076,695
Ordinary Shares | Maximum
Class of Stock [Line Items]
Percentage of voting rights, common shares			49.99%
Deferred Shares
Class of Stock [Line Items]
Common shares , par value (in dollars per share) | £ / shares			£ 0.00001
Number of votes, common shares			0
Common shares, issued (in shares)			204,513,996	817,392
Common shares, outstanding (in shares)			204,513,996	817,392
Liquidation or other return of capital, preference value | £			£ 1.00
Re-classification of shares	137,310,817
Re-classification of shares	66,385,787
Growth Shares
Class of Stock [Line Items]
Common shares , par value (in dollars per share) | £ / shares			£ 0.00001
Number of votes, common shares			0
Common shares, issued (in shares)			0	6,451,915
Common shares, outstanding (in shares)			0	6,451,915
Preferred Shares | Ordinary Shares
Class of Stock [Line Items]
Re-classification of shares		14,889,137